Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow statement supplementary information [Line Items]
Interest related to uncertain tax positions	€ 2
Payments of lease liabilities, classified as financing activities	271	€ 316	€ 308
Interest paid, classified as operating activities	250	205	151
Purchase of financial instruments, classified as investing activities	46	72	48
Net cash outflow from non-current financial assets	44	38	0
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Interest paid, classified as operating activities	€ 27	€ 25	€ 25